Item 1. Schedule of Investments


T. Rowe Price Retirement 2010 Fund
(Unaudited)                                                August 31, 2004

                                              Percent
                                              of
PORTFOLIO OF INVESTMENTS (1)                  Net          Shares       Value
                                              Assets
(Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund             24.1%    4,250,672    126,755

 T. Rowe Price New Income Fund                   18.1     10,465,754   95,029

 T. Rowe Price Value Fund                        9.9      2,529,254    51,976

 T. Rowe Price Growth Stock Fund                 9.2      2,044,379    48,431

 T. Rowe Price High Yield Fund                   7.6      5,704,944    39,763

 T. Rowe Price Small-Cap Stock Fund              6.4      1,190,051    33,345

 T. Rowe Price Summit Cash Reserves Fund         5.6      29,515,772   29,516

 T. Rowe Price International Growth & Income Fund5.1      2,508,490    26,766

 T. Rowe Price International Stock Fund          4.9      2,309,263    25,956

 T. Rowe Price Mid-Cap Value Fund                3.6      896,861      19,130

 T. Rowe Price Mid-Cap Growth Fund *             3.6      439,000      18,996

 T. Rowe Price Short-Term Bond Fund              1.9      2,036,573    9,735

 Total Investments
 100.0% of Net Assets (Cost $518,946)                     $            525,398


 (1) Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing


The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2010 Fund
(Unaudited)
August 31, 2004

NOTES TO PORTFOLIO OF INVESTMENTS


T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2010 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2004, the cost of investments for federal income tax purposes was $518,946,000. Net unrealized gain aggregated $6,452,000 at period-end, of which $7,096,000 related to appreciated investments and $644,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.


 T. Rowe Price Retirement 2020 Fund
(Unaudited)                                      Percent
 August 31, 2004                                 of
 PORTFOLIO OF INVESTMENTS (1)                    Net      Shares       Value
                                                 Assets
(Cost and value in $ 000s)

 T. Rowe Price Value Fund                        18.2%    5,261,832    108,130

 T. Rowe Price Growth Stock Fund                 17.8     4,471,063    105,920

 T. Rowe Price Equity Index 500 Fund             16.4     3,269,858    97,507

 T. Rowe Price New Income Fund                   10.7     7,035,827    63,885

 T. Rowe Price High Yield Fund                   8.5      7,299,214    50,876

 T. Rowe Price Small-Cap Stock Fund              7.4      1,578,084    44,218

 T. Rowe Price International Growth & Income Fund6.2      3,465,138    36,973

 T. Rowe Price International Stock Fund          6.1      3,203,387    36,006

 T. Rowe Price Mid-Cap Value Fund                4.0      1,118,344    23,854

 T. Rowe Price Mid-Cap Growth Fund *             4.0      546,754      23,658

 T. Rowe Price Summit Cash Reserves Fund         0.5      2,784,785    2,785

 T. Rowe Price Short-Term Bond Fund              0.2      226,390      1,082

 Total Investments
 100.0% of Net Assets (Cost $583,771)                     $            594,894

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2020 Fund
(Unaudited)
August 31, 2004

NOTES TO PORTFOLIO OF INVESTMENTS


T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2004, the cost of investments for federal income tax purposes was $583,771,000. Net unrealized gain aggregated $11,123,000 at period-end, of which $11,278,000 related to appreciated investments and $155,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.


T. Rowe Price Retirement 2030 Fund
(Unaudited)
PORTFOLIO OF INVESTMENTS (1)                                August 31, 2004


                                               Percent
                                               of Net
                                               Assets     Shares      Value


(Cost and value in $ 000s)

 T. Rowe Price Value Fund                        24.4%     3,748,975   77,041

 T. Rowe Price Growth Stock Fund                 23.5      3,138,283   74,346

 T. Rowe Price Equity Index 500 Fund             11.5      1,217,498   36,306

 T. Rowe Price Small-Cap Stock Fund              8.9       1,008,251   28,251

 T. Rowe Price International Growth & Income Fund7.8       2,324,270   24,800

 T. Rowe Price International Stock Fund          7.5       2,116,323   23,788

 T. Rowe Price High Yield Fund                   5.1       2,290,430   15,964

 T. Rowe Price Mid-Cap Value Fund                4.6       687,304     14,660

 T. Rowe Price Mid-Cap Growth Fund *             4.6       336,313     14,552

 T. Rowe Price New Income Fund                   2.1       721,421     6,551

 Total Investments
 100.0% of Net Assets (Cost $307,845)                      $           316,259


 (1)       Denominated in U.S. dollars unless otherwise noted
 *         Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2030 Fund
(Unaudited) August 31, 2004
NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2030 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2004, the cost of investments for federal income tax purposes was $307,845,000. Net unrealized gain aggregated $8,414,000 at period-end, of which $8,482,000 related to appreciated investments and $68,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.


 T. Rowe Price Retirement 2040 Fund
 (Unaudited)
 PORTFOLIO OF INVESTMENTS (1)

                                              Percent       August 31, 2004
                                              of Net
                                               Assets     Shares      Value
(Cost and value in $ 000s)

 T. Rowe Price Value Fund                        24.4%     1,444,069   29,676

 T. Rowe Price Growth Stock Fund                 23.5      1,210,036   28,666

 T. Rowe Price Equity Index 500 Fund             11.5      471,286     14,054

 T. Rowe Price Small-Cap Stock Fund              8.9       388,480     10,885

 T. Rowe Price International Growth & Income Fund7.8       891,410     9,511

 T. Rowe Price International Stock Fund          7.5       815,779     9,169

 T. Rowe Price High Yield Fund                   5.1       875,347     6,101

 T. Rowe Price Mid-Cap Value Fund                4.6       263,990     5,631

 T. Rowe Price Mid-Cap Growth Fund *             4.6       129,730     5,613

 T. Rowe Price New Income Fund                   2.1       281,661     2,558

 Total Investments
 100.0% of Net Assets (Cost $119,210)                      $           121,864

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Retirement 2040 Fund
Unaudited
August 31, 2004
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2040 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2004, the cost of investments for federal income tax purposes was $119,210,000. Net unrealized gain aggregated $2,654,000 at period-end, of which $2,706,000 related to appreciated investments and $52,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.


 T. Rowe Price Retirement Income Fund
 (Unaudited)                                    Percent      August 31, 2004
 PORTFOLIO OF INVESTMENTS (1)                   of Net     Shares       Value
                                                Assets
(Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund             28.5%    2,152,463    64,187

 T. Rowe Price Summit Cash Reserves Fund         21.5     48,580,171   48,580

 T. Rowe Price New Income Fund                   20.3     5,046,138    45,819

 T. Rowe Price High Yield Fund                   7.6      2,464,106    17,175

 T. Rowe Price Short-Term Bond Fund              7.5      3,521,341    16,832

 T. Rowe Price Small-Cap Stock Fund              4.0      322,903      9,048

 T. Rowe Price International Growth & Income Fund3.2      679,838      7,254

 T. Rowe Price International Stock Fund          3.1      623,869      7,012

 T. Rowe Price Mid-Cap Value Fund                2.2      227,367      4,850

 T. Rowe Price Mid-Cap Growth Fund *             2.1      111,821      4,838

 Total Investments
 100.0% of Net Assets (Cost $223,207)                     $            225,595

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement Income Fund
Unaudited
August 31, 2004
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement Income Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2004, the cost of investments for federal income tax purposes was $223,207,000. Net unrealized gain aggregated $2,388,000 at period-end, of which $2,471,000 related to appreciated investments and $83,000 related to depreciated investments.



NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.


T. Rowe Price Retirement 2005 Fund
(Unaudited)
PORTFOLIO OF INVESTMENTS (1)
August 31, 2004
                                              Percent
                                              of Net
                                              Assets       Shares      Value
(Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund             29.3%     1,259,503   37,558

 T. Rowe Price New Income Fund                   22.5      3,179,629   28,871

 T. Rowe Price High Yield Fund                   7.9       1,450,099   10,107

 T. Rowe Price Summit Cash Reserves Fund         7.3       9,374,505   9,375

 T. Rowe Price Growth Stock Fund                 5.6       303,149     7,182

 T. Rowe Price Value Fund                        5.5       343,535     7,060

 T. Rowe Price Small-Cap Stock Fund              5.4       245,220     6,871

 T. Rowe Price International Stock Fund          4.4       504,197     5,667

 T. Rowe Price International Growth & Income Fund4.0       483,655     5,161

 T. Rowe Price Mid-Cap Value Fund                3.0       180,094     3,841

 T. Rowe Price Mid-Cap Growth Fund *             2.9       87,106      3,769

 T. Rowe Price Short-Term Bond Fund              2.2       592,094     2,830

 Total Investments
 100.0% of Net Assets (Cost $128,227)                      $           128,292

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2005 Fund
Unaudited
August 31, 2004
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2005 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2004, the cost of investments for federal income tax purposes was $128,227,000. Net unrealized gain aggregated $65,000 at period-end, of which $665,000 related to appreciated investments and $600,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.


T. Rowe Price Retirement 2015 Fund
(Unaudited)
PORTFOLIO OF INVESTMENTS (1)
August 31, 2004

                                                Percent
                                                of Net
                                                Assets     Shares     Value
(Cost and value in $ 000s)

 T. Rowe Price Equity Index 500 Fund             20.2%     936,874     27,938

 T. Rowe Price New Income Fund                   15.5      2,363,628   21,462

 T. Rowe Price Value Fund                        14.3      963,754     19,805

 T. Rowe Price Growth Stock Fund                 14.0      815,867     19,328

 T. Rowe Price High Yield Fund                   8.0       1,588,639   11,073

 T. Rowe Price Small-Cap Stock Fund              6.8       338,325     9,480

 T. Rowe Price International Growth & Income Fund5.6       720,716     7,690

 T. Rowe Price International Stock Fund          5.4       666,697     7,494

 T. Rowe Price Mid-Cap Value Fund                3.5       228,112     4,865

 T. Rowe Price Mid-Cap Growth Fund *             3.4       109,952     4,758

 T. Rowe Price Summit Cash Reserves Fund         2.5       3,414,585   3,414

 T. Rowe Price Short-Term Bond Fund              0.8       229,162     1,095

 Total Investments
 100.0% of Net Assets (Cost $138,731)                      $           138,402

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2015 Fund
Unaudited
August 31, 2004
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2015 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2004, the cost of investments for federal income tax purposes was $138,731,000. Net unrealized loss aggregated $329,000 at period-end, of which $603,000 related to appreciated investments and $932,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.


T. Rowe Price Retirement 2025 Fund
(Unaudited)
PORTFOLIO OF INVESTMENTS (1)
August 31, 2004

                                               Percent
                                               of Net
                                               Assets     Shares       Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                        21.7%     1,201,664   24,694

 T. Rowe Price Growth Stock Fund                 21.1      1,015,868   24,066

 T. Rowe Price Equity Index 500 Fund             14.5      553,302     16,499

 T. Rowe Price Small-Cap Stock Fund              7.8       318,800     8,933

 T. Rowe Price High Yield Fund                   7.2       1,168,972   8,148

 T. Rowe Price International Growth & Income Fund7.1       758,461     8,093

 T. Rowe Price International Stock Fund          6.9       700,491     7,873

 T. Rowe Price New Income Fund                   5.7       714,466     6,487

 T. Rowe Price Mid-Cap Value Fund                4.1       216,398     4,616

 T. Rowe Price Mid-Cap Growth Fund *             3.9       104,082     4,504

 Total Investments
 100.0% of Net Assets (Cost $114,858)                      $           113,913

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2025 Fund
Unaudited
August 31, 2004
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2025 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2004, the cost of investments for federal income tax purposes was $114,858,000. Net unrealized loss aggregated $945,000 at period-end, of which $278,000 related to appreciated investments and $1,223,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.


T. Rowe Price Retirement 2035 Fund
(Unaudited)
PORTFOLIO OF INVESTMENTS (1)
August 31, 2004

                                               Percent
                                               of Net
                                               Assets     Shares      Value
 (Cost and value in $ 000s)

 T. Rowe Price Value Fund                        24.2%     387,226     7,958

 T. Rowe Price Growth Stock Fund                 23.6      327,268     7,753

 T. Rowe Price Equity Index 500 Fund             12.0      132,348     3,947

 T. Rowe Price Small-Cap Stock Fund              8.8       103,495     2,900

 T. Rowe Price International Growth & Income Fund7.6       234,376     2,501

 T. Rowe Price International Stock Fund          7.4       216,461     2,433

 T. Rowe Price High Yield Fund                   5.1       242,135     1,688

 T. Rowe Price Mid-Cap Value Fund                4.6       69,924      1,491

 T. Rowe Price Mid-Cap Growth Fund *             4.5       33,631      1,455

 T. Rowe Price New Income Fund                   2.1       74,935      680

 Total Investments
 99.9% of Net Assets (Cost $33,139)                        $           32,806

 (1)  Denominated in U.S. dollars unless otherwise noted
 *    Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Retirement 2035 Fund
Unaudited
August 31, 2004
Notes To Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2035 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds. As the fund approaches its stated retirement date, its asset mix will become increasingly conservative. When the fund reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will convert into the T. Rowe Price Retirement Income Fund (Retirement Income Fund), another portfolio established by the corporation that also invests in T. Rowe Price mutual funds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Purchases and sales of the underlying Price funds are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES

At August 31, 2004, the cost of investments for federal income tax purposes was $33,139,000. Net unrealized loss aggregated $333,000 at period-end, of which $55,000 related to appreciated investments and $388,000 related to depreciated investments.

NOTE 3 - RELATED PARTIES

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At August 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.


Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 22, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 22, 2004

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